Property, plant and equipment (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) t	Dec. 31, 2022 USD ($) t	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
Continuity schedule
Balance, beginning of year	$ 32,684
Balance, ending of year	158,574		$ 32,684
Capitalized stock-based compensation	$ 2,404		0
Royalty (as a percent)	2.00%			2.00%
Royalty agreement repurchase price				$ 3,800
Royalty agreement call option	$ 5,081
Royalty agreement call option amount	$ 4,892
Production threshold that allows holder to require repurchase royalty agreement | t	40,000	40,000
Minimum indirect interest in Sigma Brazil	30.00%			30.00%
Cost
Continuity schedule
Balance, beginning of year	$ 33,072		879
Additions	119,714		11,061
Transfers			22,071
Asset retirement cost	2,652		162
Write-off	(202)
Cumulative translation adjustment	4,258		(1,101)
Balance, ending of year	159,494		33,072
Accumulated Depreciation/ Amortization
Continuity schedule
Balance, beginning of year	388		194
Write-off	(75)
Depreciation	552		221
Cumulative translation adjustment	56		(27)
Balance, ending of year	$ 920		388
LRC LP I
Continuity schedule
Royalty (as a percent)	1.00%			1.00%
Grota do Cirilo
Continuity schedule
Expenditures transferred to property, plant and equipment			22,071
Royalty agreement call option
Continuity schedule
Royalty agreement repurchase price					$ 3,800
Royalty agreement call option amount	$ 4,892	$ 3,800
Assets under Construction
Continuity schedule
Balance, beginning of year	30,051
Balance, ending of year	154,768		30,051
Assets under Construction | Cost
Continuity schedule
Balance, beginning of year	30,051
Additions	118,187		8,803
Transfers			22,071
Asset retirement cost	2,652		162
Cumulative translation adjustment	3,878		(985)
Balance, ending of year	154,768		30,051
Pilot plant
Continuity schedule
Balance, beginning of year	135
Balance, ending of year			135
Pilot plant | Cost
Continuity schedule
Balance, beginning of year	184		215
Write-off	(202)
Cumulative translation adjustment	18		(31)
Balance, ending of year			184
Pilot plant | Accumulated Depreciation/ Amortization
Continuity schedule
Balance, beginning of year	49		33
Write-off	(75)
Depreciation	20		19
Cumulative translation adjustment	6		(3)
Balance, ending of year			49
Right-of-use assets
Continuity schedule
Balance, beginning of year	2,252
Balance, ending of year	3,466		2,252
Right-of-use assets | Cost
Continuity schedule
Balance, beginning of year	2,458		293
Additions	1,416		2,225
Cumulative translation adjustment	314		(60)
Balance, ending of year	4,188		2,458
Right-of-use assets | Accumulated Depreciation/ Amortization
Continuity schedule
Balance, beginning of year	206		59
Depreciation	483		164
Cumulative translation adjustment	33		(17)
Balance, ending of year	722		206
Other assets
Continuity schedule
Balance, beginning of year	246
Balance, ending of year	340		246
Other assets | Cost
Continuity schedule
Balance, beginning of year	379		371
Additions	111		33
Cumulative translation adjustment	48		(25)
Balance, ending of year	538		379
Other assets | Accumulated Depreciation/ Amortization
Continuity schedule
Balance, beginning of year	133		102
Depreciation	49		38
Cumulative translation adjustment	16		(7)
Balance, ending of year	$ 198		$ 133